Note 11 - Investment in Joint Venture and Other Investment (Details Textual) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Equity Method Investment, Other than Temporary Impairment		$ 14,000,000
Investment Income, Dividend		$ 683,141
Euromar LLC, The Joint Venture [Member]
Equity Method Investment, Other than Temporary Impairment			$ 14,100,000
Escrow Deposit			4,000,000
Equity Method Investments	$ 0		$ 0